Operating Segments - Disclosure Of Description Of Types Of Products And Services From Which Each Reportable Segment Derives Its Revenues (Detail) - Operating segments [member]	12 Months Ended
Dec. 31, 2025
Oncosalud Peru [Member]
Disclosure of operating segments [line items]
Description of reportable segment revenues	Oncosalud Peru
Description of types of products and services from which each reportable segment derives its revenues	Including our prepaid oncologic healthcare plans and healthcare services related to the treatment of cancer.
Healthcare services in Peru [Member]
Disclosure of operating segments [line items]
Description of reportable segment revenues	Healthcare services in Peru
Description of types of products and services from which each reportable segment derives its revenues	Corresponds to medical services within the network of clinics and health centers in Peru.
Healthcare services in Colombia [Member]
Disclosure of operating segments [line items]
Description of reportable segment revenues	Healthcare services in Colombia
Description of types of products and services from which each reportable segment derives its revenues	Corresponds to medical services within the network of clinics and health centers in Colombia.
Healthcare services in Mexico [Member]
Disclosure of operating segments [line items]
Description of reportable segment revenues	Healthcare services in Mexico
Description of types of products and services from which each reportable segment derives its revenues	Corresponds to medical services within the network of clinics and health centers, and the insurance business in Mexico.